Segment reporting (Tables)	9 Months Ended
Sep. 30, 2022
Segment reporting
Schedule of summarized financial information

Summarized financial statements for the nine months ended September 30, 2022 is as follows:

2022	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	997,132	295,331	116,117	26,552	—	1,435,132
Segment Adjusted EBITDA	596,756	163,672	83,010	11,616	(96,416)	758,638
Depreciation and amortization (note 6 and 7)						(342,821)
Net loss on disposal of property, plant and equipment (note 7)						(13,650)
Insurance claims (note 9)						1,686
Impairment of withholding tax receivables						(39,141)
Business combination transaction costs						(17,928)
Other costs (a)						(1,274)
Net impairment of property, plant and equipment and prepaid land rent						(1,768)
Share‑based payment expense (note 7)						(9,752)
Finance income (note 10)						11,035
Finance costs (note 11)						(570,150)
Other income						2,521
Loss before income tax						(222,604)

Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations	—	642,371	365,749	3,650
- in the normal course of business	226,858	83,876	93,822	18,569

Segment assets (at September 30, 2022)	2,374,490	1,531,136	1,868,288	177,746
Segment liabilities (at September 30, 2022)	968,530	830,044	498,806	108,558
(a)	Other costs for the nine months ended September 30, 2022 included professional costs related to SOX implementation costs of $1.0 million along with professional fees and system implementation costs.

Summarized financial statements for the nine months ended September 30, 2021 is as follows:

2021	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	846,941	256,382	39,642	21,151	—	1,164,116
Segment Adjusted EBITDA	599,682	144,500	29,142	9,401	(72,978)	709,747
Depreciation and amortization (note 6 and 7)						(283,180)
Net gain on disposal of property, plant and equipment (note 7)						1,632
Insurance claims (note 9)						5,437
Impairment of withholding tax receivables						(44,398)
Business combination transaction costs						(9,087)
Other costs (a)						(14,353)
Reversal of provision for decommissioning costs						2,671
Impairment of property, plant and equipment and prepaid land rent						(44,369)
Listing costs						(6,659)
Share‑based payment expense (note 7)						(8,968)
Finance income (note 10)						22,030
Finance costs (note 11)						(218,069)
Other income						1,269
Profit before income tax						113,703
Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations	—	—	262,843	5,388
- in the normal course of business	207,080	36,469	66,246	10,350

Segment assets (at September 30, 2021)	2,119,202	1,042,109	964,958	168,119
Segment liabilities (at September 30, 2021)	735,623	502,944	401,975	113,659
(a)	Other costs for the nine months ended September 30, 2021 related to non-recurring professional costs related to financing of $13.5 million and aborted transaction costs of $0.9 million.

Summarized financial statements for the three months ended September 30, 2022 is as follows:

2022	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	355,351	114,801	42,104	9,061	—	521,317
Segment Adjusted EBITDA	210,039	63,746	29,993	3,828	(32,953)	274,653
Depreciation and amortization (note 6 and 7)						(120,141)
Net gain on disposal of property, plant and equipment (note 7)						134
Insurance claims (note 9)						70
Impairment of withholding tax receivables						(11,422)
Business combination transaction costs						(3,685)
Other (costs)/income (a)						(966)
Net impairment of property, plant and equipment and prepaid land rent						(3,099)
Share‑based payment expense (note 7)						(4,127)
Finance income (note 10)						6,412
Finance costs (note 11)						(231,280)
Loss before income tax						(93,451)
Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations	—	—	—	3,650
- in the normal course of business	98,669	31,705	42,696	6,223

Segment assets (at September 30, 2022)	2,374,490	1,531,136	1,868,288	177,746
Segment liabilities (at September 30, 2022)	968,530	830,044	498,806	108,558

(a) Other costs for the three months ended September 30, 2022 included professional costs related to SOX implementation costs of $0.4 million, professional fees related to financing costs of $0.2 million and system implementation costs of $0.4 million.

Summarized financial statements for the three months ended September 30, 2021 is as follows:

2021	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	289,078	89,272	14,912	7,285	—	400,547
Segment Adjusted EBITDA	179,489	49,833	11,267	3,249	(24,120)	219,718
Depreciation and amortization (note 6 and 7)						(99,255)
Net gain on disposal of property, plant and equipment (note 7)						94
Insurance claims (note 9)						35
Impairment of withholding tax receivables						(11,714)
Business combination transactions costs						(3,139)
Other costs (a)						(4,160)
Impairment of property, plant and equipment and prepaid land						(41,556)
Reversal of provision for decommissioning costs						2,671
Listing costs						(2,624)
Share‑based payment expense (note 7)						(4,286)
Finance income (note 10)						18,017
Finance costs (note 11)						(76,717)
Loss before income tax						(2,916)

Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations	—	—	—	—
- in the normal course of business	94,205	13,832	17,976	2,880

Segment assets (at September 30, 2021)	2,119,202	1,042,109	964,958	168,119
Segment liabilities (at September 30, 2021)	735,623	502,944	401,975	113,659

(a) Other costs for the three months ended September 30, 2021, included non-recurring professional costs related to financing of $4.2 million and aborted transaction costs recoveries of $0.1 million.

Schedule of revenue from tier one customers

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2022	2021	2022	2021
			$’000	$’000

Customer A	63%	65%	63%	66%
Customer B	17%	15%	17%	14%